UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock Bond Fund

Semiannual Report
11.30.06

TABLE OF CONTENTS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 2 5

Notes to financial
statements
page 3 3

For more information
page 4 4

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of November 30, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks a high level of current income consistent with prudent investment risk by investing at least 80% of its assets in a diversified portfolio of bonds and other debt securities, including corporate bonds and U.S. government and agency securities.

Over the last six months

► The bond market rallied as moderating economic activity and lower inflation led to falling interest rates.

► Corporate bonds produced the best returns, while Treasury bonds lagged.

► The Fund benefited from favorable security selection among corporate bonds and judicious adjustments to the maturity structure of the portfolio.

Top 10 issuers
Federal National Mortgage Assn.	15.7%	JPMorgan	2.4%

Federal Home Loan Mortgage Corp.	8.0%	Goldman Sachs Group, Inc.	1.9%

U.S. Treasury	4.8%	Merrill Lynch & Co., Inc.	1.6%

Bank of America	2.8%	Citigroup Inc.	1.4%

Bear Stearns Cos., Inc. (The)	2.5%	Countrywide Home Loans, Inc.	1.3%

As a percentage of net assets on November 30, 2006.

Managers’ report

John Hancock
Bond Fund

The U.S. bond market enjoyed a solid rally during the six months ended November 30, 2006. The main catalyst for the bond market rally was evidence of slowing economic growth, including a downturn in the housing market, weaker consumer spending and tepid job growth. Lower inflation, largely the result of declining energy and commodity prices, also contributed favorably to bond market performance.

The moderating economic environment led the Federal Reserve to halt its program of short-term interest rate increases. After 17 rate hikes between June 2004 and June 2006, the Fed held rates steady during the last five months of the period.

As a result, interest rates, which had been rising steadily since bottoming in mid-2003, peaked in June and began a decline that lasted through the end of the six-month period, producing solid gains for bonds. Yields remained virtually equal across the maturity spectrum; as of November 30, 2006, the two-year Treasury note yield was 4.62%, while the 30-year Treasury bond yielded 4.56% .

Sector performance was fairly consistent, with every segment of the bond market posting similarly positive returns. Corporate bonds, including both investment grade and high yield, were the best

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE. . . AND WHAT’S BEHIND THE NUMBERS

Time Warner	▲	Improvements across all operating segments, especially its cable
Entertainment		business
Nevada Power	▲	Electric utility in the fast-growing Las Vegas area gets credit-rating upgrade
KN Capital Trust	▼	Bond issued by Kinder Morgan, which is being taken private in a management-led leveraged buyout

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Howard C. Greene, CFA, Barry H. Evans, CFA and Jeffrey N. Given, CFA

performers. Mortgage-backed securities performed in line with the broad bond market, while Treasury and government agency bonds lagged.

“The main catalyst for the bond
  market rally was evidence of
  slowing economic growth,
  including a downturn in the
  housing market, weaker
  consumer spending and tepid
  job growth.”

Fund performance

For the six months ended November 30, 2006, John Hancock Bond Fund’s Class A, Class B, Class C, Class I and Class R shares posted total returns of 5.87%, 5.51%, 5.50%, 6.10% and 5.57%, respectively, at net asset value. The Fund’s performance was slightly behind the 6.03% return of the Lehman Government/Credit Index but ahead of the 5.46% average return of Morningstar, Inc.’s intermediate-term  bond category.1 Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Maturity structure boosted results

Fund performance benefited from further adjustments we made to the maturity structure of the portfolio. We continued to shift assets into intermediate-term bonds — those maturing in seven to 10 years — while reducing our exposure to shorter- and longer-term bonds. This positioning tends to perform best when short-term bond yields adjust to levels lower than long-term bond yields. Although this divergence did not occur during the period, the strategy still added value as intermediate-term bonds enjoyed strong returns.

Bond Fund

We also increased the portfolio’s sensitivity to interest rates during the summer, which helped the portfolio benefit to a greater extent from the bond market rally. In the wake of the rally, however, we scaled back our interest-rate sensitivity to a more neutral level.

Sector allocation: emphasis on mortgage-backed securities

We continued to increase the portfolio’s exposure to mortgage-backed securities, which remained the largest sector weighting in the portfolio. In particular, we added substantially to our positions in commercial mortgage-backed securities during a period of increased issuance, when yields were relatively high. With high credit ratings, intermediate maturities and attractive yields, commercial mortgage-backed securities provided a way to add yield in a defensive manner. To make room for the additional mortgage-backed securities, we reduced our position in Treasury and government agency bonds.

In the corporate bond portion of the portfolio, we trimmed our investment-grade holdings, while adding selectively to our high yield position as we found attractive individual securities. We remained leery of the accelerating trend toward leveraged buy-outs and other stockholder-friendly actions that lead to higher corporate debt levels. Consequently, we maintained our focus on bonds issued by utilities, banks and other finance-related bonds. These companies are generally reluctant to take on additional leverage because they need to protect the quality of their balance sheets as an ongoing requirement of their businesses.

SECTOR DISTRIBUTION[2]
Government — U.S.
Agency	33%
Mortgage bonds	24%
Financials	13%
Consumer discretionary	6%
Utilities	5%
Government — U.S.	5%
Energy	3%
Industrials	2%
Materials	2%
Health care	2%
Consumer staples	1%
Telecommunication
services	1%

Security selection added value

The best individual performer in the portfolio was Provident Financing Trust 1, which is part of insurance firm UnumProvident. Although the struggling insurer has gradually improved its operating results, the main driver of its strong performance during the period was speculation about a potential buy-out of the company by a higher-rated entity.

Astoria Depositor Corporation, which also performed well during the period, represents a good example of our in-depth research capabilities. Astoria is a very small company that owns a single asset — a power plant in Queens, New York, that has contracted out its power supply to the New York grid. The

Bond Fund

bonds enjoyed a boost when the plant began operating in the spring, and it is now running at full capacity.

“We also increased the portfolio’s
  sensitivity to interest rates
  during the summer, which
  helped the portfolio benefit to
  a greater extent from the bond
  market rally.”

We also benefited from our positions in GMAC and Ford Motor Credit, the financing arms of the two largest U.S. automakers. The sale of 51% of GMAC to a consortium of private equity firms provided some positive momentum to the beleaguered auto sector.

On the downside, the weakest performer in the portfolio was Nova Chemicals Ltd. The commodity chemicals maker reported disappointing results amid a weaker economy, increased competitive pressures and higher raw materials prices.

QUALITY
DISTRIBUTION[2]

AAA	58%
AA	3%
A	8%
BBB	14%
BB	8%
B	5%
CCC	1%

Outlook

We expect the economy to continue to weaken as we move into 2007, although we do not foresee a recession. Corporate balance sheets remain strong, which should help credit quality hold up during the slowdown. We anticipate the Fed’s next move to be an interest rate cut, most likely in the first half of 2007.

Given this environment, we intend to maintain our current positioning, which should ultimately benefit from a widening of the gap between short- and long-term bond yields. We also believe that the higher yields of corporate bonds will help them continue to outperform going forward. However, individual security selection will become increasingly important.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on November 30, 2006.

Bond Fund

A look at performance

For the periods ending November 30, 2006

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since as	of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	11-30-06

A	11-9-73	1.09%	4.22%	5.39%	—	1.13%	1.09%	22.95%	69.02%	—	4.71%

B	11-23-93	0.11	4.11	5.29	—	0.51	0.11	22.30	67.44	—	4.23

C	10-1-98	4.11	4.45	—	4.43%	4.50	4.11	24.29	—	42.43%	4.23

I1	9-4-01	6.30	5.64	—	5.66	6.10	6.30	31.55	—	33.45	5.36

R1	8-5-03	4.96	—	—	4.72	5.57	4.96	—	—	16.54	4.56

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

Bond Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the
Lehman Brothers Government/Credit Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B1	11-30-96	$16,744	$16,744	$18,290

C1	10-1-98	14,241	14,241	15,319

I [2]	9-4-01	13,345	13,345	13,204

R [2]	8-5-03	11,654	11,654	11,584

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R shares, respectively, as of November 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Government/Credit Bond Index is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

Bond Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2006, with the same investment held until November 30, 2006.

	Account value	Ending value	Expenses paid during period
	on 6-1-06	on 11-30-06	ended 11-30-06[1]

Class A	$1,000.00	$1,058.70	$5.47

Class B	1,000.00	1,055.10	9.07

Class C	1,000.00	1,055.00	9.07

Class I	1,000.00	1,061.00	3.26

Class R	1,000.00	1,055.70	8.46

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Bond Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2006, with the same investment held until November 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 6-1-06	on 11-30-06	ended 11-30-06[1]

Class A	$1,000.00	$1,019.75	$5.37

Class B	1,000.00	1,016.24	8.90

Class C	1,000.00	1,016.24	8.90

Class I	1,000.00	1,021.91	3.20

Class R	1,000.00	1,016.84	8.30

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.06%, 1.76%, 1.76%, 0.63% and 1.64% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Bond Fund

Fund’s investments

F I N A N C I A L  S T A T E M E N T S

Securities owned by the Fund on 11-30-06 (unaudited)

This schedule is divided into five main categories: bonds, preferred stocks, tranche loans, U.S. government and agencies securities and short-term investments. Bonds, preferred stocks, tranche loans and U.S. government and agencies securities are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 59.10%					$591,353,824
(Cost $578,534,465)

Airlines 0.34%					3,444,240

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A (L)	6.545%	02-02-19	A–	$976	1,000,073
Pass Thru Ctf Ser 2000-2 Class B	8.307	04-02-18	BB–	1,284	1,297,190
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	BB–	1,151	1,146,977

Asset Management & Custody Banks 0.47%					4,711,097

Rabobank Capital Fund II,
Perpetual Bond (5.260% to
12-31-13 then variable) (L)(S)	5.260	12-29-49	AA	4,755	4,711,097

Broadcasting & Cable TV 1.01%					10,054,262

Comcast Corp.,
Gtd Note	5.900	03-15-16	BBB+	1,860	1,894,377

Cox Communications, Inc.,
Note (S)	5.875	12-01-16	BBB–	1,875	1,882,712

Shaw Communications, Inc.,
Sr Note (Canada)	8.250	04-11-10	BB+	1,790	1,895,162

TCI Communications, Inc.,
Deb	9.800	02-01-12	BBB	1,690	2,015,911

XM Satellite Radio, Inc.,
Sr Note (L)	9.750	05-01-14	CCC	2,390	2,366,100

Casinos & Gaming 1.64%					16,360,943

Caesars Entertainment, Inc.,
Sr Note (L)	7.000	04-15-13	BBB–	1,305	1,348,172

Chukchansi Economic Development
Authority,
Sr Note (S)	8.000	11-15-13	BB–	570	588,525

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B–	1,970	1,970,000

Little Traverse Bay Bands of
Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	1,895	1,904,475

Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB–	1,250	1,221,687

Mohegan Tribal Gaming Authority,
Sr Sub Note (L)	7.125	08-15-14	B+	1,050	1,057,875

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Casinos & Gaming (continued)

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750%	04-01-10	B+	$1,595	$1,678,738
Sr Sub Note (S)	9.000	06-01-12	B–	420	428,400

Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	690	748,650

Seminole Tribe of Florida,
Bond (S)	6.535	10-01-20	BBB–	2,460	2,449,348

Turning Stone Casino Resort
Enterprise,
Sr Note (S)	9.125	09-15-14	B+	2,085	2,131,913

Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	BB–	786	833,160
Commodity Chemicals 0.24%					2,366,400

Lyondell Chemical Co.,
Gtd Sr Sub Note	10.875	05-01-09	B	2,320	2,366,400
Construction & Engineering 0.13%					1,324,751

Owens Corning, Inc.,
Sr Note (S)	6.500	12-01-16	BBB–	1,285	1,324,751
Consumer Finance 1.24%					12,358,549

American General Finance Corp.,
Med Term Note Ser I	4.875	07-15-12	A+	2,950	2,897,546

GMAC LLC
Note (L)	6.750	12-01-14	BB	2,175	2,230,295

Household Finance Corp.,
Note	6.375	10-15-11	A	1,725	1,819,765

HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then
variable)	5.911	11-30-35	BBB+	2,000	2,034,958

HSBC Finance Corp.,
Sr Note	6.750	05-15-11	A	3,165	3,375,985
Department Stores 0.20%					1,997,559

J.C. Penney Corp., Inc.,
Deb	8.125	04-01-27	BBB–	1,935	1,997,559
Diversified Banks 1.85%					18,492,629

Banco Mercantil del Norte SA,
Sub Note (Mexico) (S)	6.862	10-13-21	Baa2	1,605	1,653,463

Bank of New York,
Cap Security (S)	7.780	12-01-26	A–	4,100	4,263,582

Chuo Mitsui Trust & Banking
Co., Ltd.,
Perpetual Sub Note (5.506% to
04-15-15 then variable)
(Japan) (S)	5.506	12-15-49	Baa2	2,530	2,455,254

HBOS Plc,
Perpetual Bond (6.413% to 10-1-35
then variable) (United Kingdom) (S)	6.413	09-29-49	A	2,910	2,968,669

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Diversified Banks (continued)

Lloyds TSB Group Plc,
Bond (6.267% to 11-30-16 then
variable) (United Kingdom) (S)	6.267%	11-14-16	A	$2,800	$2,838,623

Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to
09-30-31 then variable)
(United Kingdom)	7.648	08-29-49	A	3,570	4,313,038

Diversified Chemicals 0.22%					2,242,625

Mosaic Co., (The),
Sr Note	7.375	12-01-14	BB–	1,100	1,117,875
Sr Note	7.625	12-01-16	BB–	1,100	1,124,750

Diversified Commercial Services 0.20%					1,993,305

Crane Co.,
Bond	6.550	11-15-36	BBB	1,970	1,993,305

Diversified Financial Services 3.48%					34,792,187

American Express Co.,
Note	6.800	09-01-66	A3	2,125	2,291,018

Capital One Capital III,
Gtd Jr Sub Note	7.686	08-15-36	BBB–	3,320	3,853,823

CIT Group, Inc.,
Note	5.850	09-15-16	A	4,735	4,870,629

Ford Motor Credit Co.,
Sr Note (S)	9.750	09-15-10	B	3,237	3,436,684
Sr Note	9.875	08-10-11	B+	1,135	1,214,287

JP Morgan Chase Capital XX,
Jr Sub Note Ser T	6.550	09-29-36	A–	2,880	3,039,880

Nelnet, Inc.,
Note (7.400% to 09-01-11 then
variable)	7.400	09-29-36	BBB–	2,595	2,652,303

Nissan Motor Acceptance Corp.,
Sr Note (S)	5.625	03-14-11	BBB+	2,625	2,650,741

Siemens Financierings NV,
Note (Netherlands) (L)(S)	6.125	08-17-26	AA–	3,715	3,931,391

St. George Funding Co.,
Perpetual Bond (8.485% to
06-30-17 then variable)
(Australia) (S)	8.485	12-31-49	Baa1	4,555	4,792,051

Sun Trust Banks, Inc.,
Bond (6.100% to 12-15-36 then
variable) (N)	6.100	12-01-66	A–	2,040	2,059,380

Diversified Metals & Mining 0.51%					5,101,444

Freeport-McMoRan Copper &
Gold, Inc.,
Sr Note	10.125	02-01-10	B+	2,000	2,110,000

Vale Overseas Ltd.,
Bond (Cayman Islands)	6.875	11-21-36	BBB	1,785	1,827,181

Vedanta Resources Plc,
Sr Note (United Kingdom) (S)	6.625	02-22-10	BB	1,185	1,164,263

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Electric Utilities 4.49%					$44,957,662

Abu Dhabi National Energy Co.,
Bond (United Arab Emirates) (S)	6.500%	10-27-36	A+	$3,585	3,805,961

AES Eastern Energy LP,
Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	3,617	4,051,552

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB–	3,919	4,452,415

BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BB+	4,047	4,683,431

Dominion Resources, Inc.,
Jr Sub Note (6.300% to 09-30-11
then variable)	6.300	09-30-66	BB+	2,325	2,364,153

East Coast Power LLC,
Sr Sec Note Ser B	7.066	03-31-12	BBB–	3,062	3,181,383

FPL Group Capital, Inc.,
Jr Sec Sub Note (6.350% to
10-01-16 then variable)	6.350	10-01-66	BBB+	2,070	2,136,919

HQI Transelect Chile SA,
Sr Note (Chile)	7.875	04-15-11	A–	2,655	2,840,000

Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	1,357	1,428,493

IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB–	2,025	2,197,125

Monterrey Power SA de CV,
Sr Sec Bond (Mexico) (S)	9.625	11-15-09	BBB	2,445	2,671,474

PNPP II Funding Corp.,
Deb	9.120	05-30-16	BB+	208	237,434

System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	3,117	3,061,725

TransAlta Corp.,
Note (Canada)	5.750	12-15-13	BBB–	2,640	2,668,800

Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB–	4,974	5,176,797

Electrical Components & Equipment 0.33%					3,339,197

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	2,425	2,476,097

NXP BV/NXP Funding LLC,
Sr Sec Bond (Netherlands) (S)	7.875	10-15-14	BB+	840	863,100

Gas Utilities 0.31%					3,133,132

KN Capital Trust I,
Cap Security	8.560	04-15-27	BB+	940	953,375

Southern Union Co.,
Jr Sub Note (7.200% to 11-01-11
then variable)	7.200	11-01-66	BB	2,165	2,179,757

Health Care Facilities 0.19%					1,904,531

Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	1,870	1,904,531

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Health Care Services 0.35%					$3,493,642

Alliance Imaging, Inc.,
Sr Sub Note (L)	7.250%	12-15-12	B–	$1,820	1,692,600

Nationwide Health Properties, Inc.,
Note	6.500	07-15-11	BBB–	1,745	1,801,042

Hotels, Resorts & Cruise Lines 0.16%					1,583,064

Hyatt Equities LLC,
Note (S)	6.875	06-15-07	BBB	1,575	1,583,064

Industrial Conglomerates 0.53%					5,337,213

General Electric Co.,
Note	5.000	02-01-13	AAA	5,340	5,337,213

Industrial Machinery 0.49%					4,885,877

Kennametal, Inc.,
Sr Note	7.200	06-15-12	BBB	2,415	2,574,801

Trinity Industries, Inc.,
Pass Thru Ctf (S)	7.755	02-15-09	Ba1	2,266	2,311,076

Integrated Oil & Gas 0.22%					2,239,745

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	1,990	2,239,745

Integrated Telecommunication Services 0.36%					3,578,452

Intelsat Subsidiary Holding Co., Ltd.,
Gtd Floating Rate Sr Note
(Bermuda) (P)	10.484	01-15-12	B+	1,000	1,012,500

Sprint Capital Corp.,
Gtd Sr Note	6.875	11-15-28	BBB+	2,465	2,565,952

Investment Banking & Brokerage 1.29%					12,907,953

Bear Stearns Cos., Inc. (The),
Sub Note	5.550	01-22-17	A	1,825	1,842,719

Goldman Sachs Group, Inc. (The),
Sr Note	5.750	10-01-16	AA–	1,725	1,777,600
Sub Note	6.450	05-01-36	A+	2,745	2,944,674

Merrill Lynch & Co., Inc.,
Sub Note	6.050	05-16-16	A	2,500	2,625,610

Mizuho Finance,
Gtd Sub Bond (Cayman Islands)	8.375	12-29-49	A2	3,500	3,717,350

Leisure Facilities 0.48%					4,762,363

AMC Entertainment, Inc.,
Gtd Sr Note	9.624	08-15-10	Ba3	1,440	1,486,800
Sr Sub Note (L)	9.500	02-01-11	CCC+	1,450	1,453,625

TDS Investor Corp.,
Sr Note (S)	9.875	09-01-14	B–	1,845	1,821,938

Life & Health Insurance 0.61%					6,101,454

AmerUs Group Co.,
Sr Note	6.583	05-16-11	Baa3	1,870	1,952,598

Phoenix Cos., Inc. (The),
Bond	6.675	02-16-08	BBB	2,205	2,214,091

Provident Financing Trust I,
Gtd Cap Security (L)	7.405	03-15-38	B+	1,855	1,934,765

See notes to financial statements

Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Marine 0.27%					$2,699,325

CMA CGM SA,
Sr Note (France) (S)	7.250%	02-01-13	BB+	$2,790	2,699,325

Meat, Poultry & Fish 0.28%					2,848,000

ASG Consolidated LLC,
Sr Disc Note, (Zero to 11-01-08
then 11.500%) (L)(O)	Zero	11-01-11	B–	3,200	2,848,000

Metal & Glass Containers 0.20%					1,990,250

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B–	1,900	1,990,250

Movies & Entertainment 0.32%					3,161,959

Cinemark, Inc.,
Sr Disc Note	9.750	03-15-14	CCC+	920	754,400

Time Warner, Inc.,
Gtd Deb	6.500	11-15-36	BBB+	1,370	1,398,986
Note	5.875	11-15-16	BBB+	1,000	1,008,573

Multi-Line Insurance 1.42%					14,183,444

Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16
then variable)	6.150	11-15-66	BBB+	1,640	1,667,975

Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	1,550	1,619,465

Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	3,235	3,653,085

Partnerre Finance,
Gtd Note (6.440% to 12-1-16 then
variable)	6.440	12-01-66	BBB+	2,045	2,078,080

Zurich Capital Trust I,
Gtd Cap Security (S)	8.376	06-01-37	A–	4,920	5,164,839
Multi-Media 0.55%					5,537,550

News America Holdings, Inc.,
Gtd Sr Deb	8.250	08-10-18	BBB–	2,625	3,145,162

Time Warner Entertainment Co., LP,
Sr Deb	8.375	03-15-23	BBB+	1,990	2,392,388
Multi-Utilities 0.60%					5,977,621

Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	2,390	2,413,900

Salton Sea Funding Corp.,
Gtd Sr Sec Note Ser E	8.300	05-30-11	BB+	1,006	1,069,646
Sr Sec Bond Ser F	7.475	11-30-18	BB+	2,333	2,494,075

Office Services & Supplies 0.27%					2,732,887

Xerox Corp.,
Sr Note (L)	6.750	02-01-17	BB+	2,570	2,732,887

Oil & Gas Drilling 0.13%					1,337,148

Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (S)	5.326	08-01-13	BBB–	1,368	1,337,148

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Oil & Gas Exploration & Production 0.15%					$1,545,416

Kerr-McGee Corp.,
Gtd Sec Note	6.950%	07-01-24	BBB–	$1,405	1,545,416

Oil & Gas Refining & Marketing 0.81%					8,109,467

Enterprise Products Operating LP,
Gtd Sr Note Ser B	6.375	02-01-13	BB+	4,265	4,440,680

Premcor Refining Group, Inc., (The),
Sr Note	9.500	02-01-13	BBB–	1,175	1,274,051
Gtd Sr Note	6.750	05-01-14	BBB	2,325	2,394,736

Oil & Gas Storage & Transportation 1.07%					10,688,472

Energy Transfer Partners LP,
Gtd Sr Note (L)	5.950	02-01-15	Baa3	2,790	2,851,160
Sr Note	6.625	10-15-36	Baa3	1,440	1,526,747

Magellan Midstream Partners LP,
Note	6.450	06-01-14	BBB	2,060	2,153,093

Markwest Energy Partners LP,
Sr Note (S)	8.500	07-15-16	B	2,090	2,110,900

ONEOK Partners LP,
Note	6.650	10-01-36	BBB	1,940	2,046,572

Packaged Foods & Meats 0.11%					1,146,068

General Foods Corp.,
Deb	7.000	06-15-11	A–	1,145	1,146,068

Paper Packaging 0.33%					3,342,749

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B–	1,825	1,929,937

Stone Container Corp.,
Sr Note	9.750	02-01-11	CCC+	1,370	1,412,812

Paper Products 0.41%					4,062,063

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB–	1,910	1,909,263

Verso Paper Holdings LLC,
Sr Sec Note (S)	9.125	08-01-14	B+	2,070	2,152,800

Property & Casualty Insurance 0.25%					2,525,650

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB–	2,330	2,525,650

Real Estate Management & Development 0.68%					6,839,524

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB–	1,525	1,559,517

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB–	2,215	2,431,173

Shimao Property Holdings Ltd.,
Gtd Sr Note (Cayman Islands) (S)	8.000	12-01-16	BB+	1,675	1,687,563

Socgen Real Estate Co., LLC,
Perpetual Bond Ser A (7.640% to
09-30-07 then variable) (S)	7.640	12-29-49	A	1,140	1,161,271

See notes to financial statements

Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Regional Banks 1.23%					$12,328,406

BankAmerica Institutional Bank,
Gtd Cap Security Ser B (S)	7.700%	12-31-26	A	$985	1,022,790

Mainstreet Capital Trust I,
Gtd Jr Sub Cap Security Ser B (G)	8.900	12-01-27	A3	2,380	2,537,939

NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A	3,030	3,168,186

State Street Institutional
Capital Trust,
Gtd Cap Security Ser A (S)	7.940	12-30-26	A	1,180	1,227,949

Wachovia Capital Trust II,
Gtd Floating Rate Cap
Security (P)	5.874	01-15-27	A–	2,420	2,320,432

Wells Fargo Capital X,
Gtd Sub Note	5.950	12-15-36	A+	2,040	2,051,110

Soft Drinks 0.14%					1,390,250

Panamerican Beverages, Inc.,
Sr Note (Panama)	7.250	07-01-09	BBB	1,340	1,390,250

Specialized Consumer Services 0.21%					2,104,620

Sovereign Capital Trust VI,
Gtd Note	7.908	06-13-36	BB+	1,840	2,104,620

Specialized Finance 1.58%					15,805,089

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	3,640	4,063,842

Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	7.174	02-15-12	Baa2	2,660	2,696,583

Drummond Co., Inc.,
Sr Note (L)(S)	7.375	02-15-16	BB–	1,330	1,276,800

ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	3,700	3,825,952

HRP Myrtle Beach Operations LLC,
Sr Sec Note (10.120% to 04-01-09
then variable) (S)	10.120	04-01-12	B	1,075	1,072,312

UCAR Finance, Inc.,
Gtd Sr Note (L)	10.250	02-15-12	B–	2,720	2,869,600

Specialized REIT’s 0.07%					660,563

Idearc, Inc.,
Sr Note (S)	8.000	11-15-16	B+	650	660,563

Specialty Chemicals 0.16%					1,576,350

Nova Chemicals Ltd.,
Note (Canada)	7.875	09-15-25	BB+	1,695	1,576,350

Steel 0.60%					6,011,295

Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B–	2,460	2,496,900

Reliance Steel & Aluminum Co.,
Gtd Note (S)	6.850	11-15-36	BBB–	2,220	2,245,457

WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	1,285	1,268,938

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance 24.14%					$241,539,210

Banc of America Commercial
Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-4
Class A5A	4.933%	07-10-45	AAA	$1,595	1,573,966
Mtg Pass Thru Ctf Ser 2005-6
Class A4 (P)	5.354	09-10-47	AAA	3,490	3,519,850
Mtg Pass Thru Ctf Ser 2006-2
Class A3 (P)	5.902	05-10-45	AAA	9,335	9,685,366
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.889	07-10-44	AAA	5,260	5,550,581
Mtg Pass Thru Ctf Ser 2006-5
Class A4	5.414	09-10-47	AAA	5,890	6,010,932

Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.889	03-20-36	AAA	4,116	4,163,925
Mtg Pass Thru Ctf Ser 2006-D
Class 6B1 (P)	5.971	05-20-36	AA+	2,119	2,130,478

Bank of America Commercial
Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2006-4
Class A3A	5.600	08-10-13	AAA	4,845	4,983,795

Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3
Class B2 (P)	5.321	04-25-35	AA+	1,261	1,251,794
Mtg Pass Thru Ctf Ser 2006-1
Class 23A1 (P)	5.637	02-25-36	AAA	4,361	4,382,864
Mtg Pass Thru Ctf Ser 2006-3
Class 34A1 (P)	6.191	05-25-36	AAA	4,485	4,560,608

Bear Stearns Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-T0P8
Class A2	4.830	08-15-38	AAA	5,960	5,897,149
Mtg Pass Thru Ctf Ser 2003-T10
Class A2	4.740	03-13-40	AAA	5,190	5,103,867
Mtg Pass Thru Ctf Ser 2005-T20
Class A4A (P)	5.303	10-12-42	Aaa	1,640	1,653,055

Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class 4A1	5.000	05-25-20	AAA	3,734	3,670,644

Citigroup Commercial
Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-C4
Class A3 (P)	5.911	03-15-49	Aaa	3,950	4,140,868

Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CD1
Class A4 (P)	5.400	07-15-44	AAA	2,470	2,500,771
Mtg Pass Thru Ctf Ser 2005-CD1
Class C (P)	5.400	07-15-44	AA	1,030	1,033,508

See notes to financial statements

Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

Citigroup Mortgage Loan
Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000%	08-25-35	AAA	$2,363	$2,328,905
Mtg Pass Thru Ctf Ser 2005-10
Class 1A5A (P)	5.877	12-25-35	AAA	3,517	3,552,256

Commercial Mortgage,
Mtg Pass Thru Ctf Ser 2006-C7
Class A3	5.900	06-10-46	AAA	3,775	3,915,547

ContiMortgage Home Equity
Loan Trust,
Mtg Pass Thru Ctf Ser 1995-2
Class A-5	8.100	08-15-25	AAA	523	540,030

Countrywide Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2004-24CB
Class 1A1	6.000	11-25-34	AAA	3,370	3,383,624
Mtg Pass Thru Ctf Ser 2005-6
Class 2A1	5.500	04-25-35	Aaa	2,055	2,018,776
Mtg Pass Thru Ctf Ser 2005-J1
Class 3A1	6.500	08-25-32	AAA	2,090	2,115,209
Mtg Pass Thru Ctf Ser 2006-11CB
Class 3A1	6.500	05-25-36	Aaa	5,359	5,422,957

Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class E (S)	6.065	11-15-36	Baa3	2,900	2,922,972
Mtg Pass Thru Ctf Ser 2006-1A
Class F	6.650	11-15-36	Ba1	3,655	3,683,481

CS First Boston Mortgage
Securities Corp.,
Mtg Pass Thru Ctf Ser 2003-CPN1
Class A2	4.597	03-15-35	AAA	7,665	7,482,067

DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1
Class A2 (S)	5.779	06-20-31	AAA	3,840	3,921,757
Mtg Pass Thru Ctf Ser 2006-1
Class M1 (S)	8.285	06-20-31	BB	855	878,062

First Horizon Alternative
Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.223	12-25-34	AA	1,408	1,396,123
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.224	05-25-36	AA	1,329	1,351,392

Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	1,925	1,914,703
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	1,850	1,889,937

GMAC Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1
Class A1	5.785	11-15-39	AAA	3,304	3,344,920

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance	(continued)

GMAC Mortgage Corporation
Loan Trust,
Mtg Pass Thru Ctf Ser 2006-AR1
Class 2A1 (P)	5.648%	04-19-36	AAA	$2,915	$2,933,266

Greenwich Capital Commercial
Funding Corp.,
Mtg Pass Thru Ctf Ser 2005-GG5
Class A2	5.117	04-10-37	AAA	4,650	4,671,050
Mtg Pass Thru Ctf Ser 2006-GG7
Class A4 (P)	6.110	07-10-38	AAA	5,030	5,348,786

GS Mortgage Securities Corp. II,
Mtg Pass Thru Ctf Ser 2006-GG8
Class A2	5.479	11-10-39	Aaa	6,025	6,136,996

GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	4.590	08-25-34	AA	2,535	2,506,217
Mtg Pass Thru Ctf Ser 2006-AR1
Class 3A1 (P)	5.406	01-25-36	AAA	6,103	6,092,117

Indymac Index Mortgage
Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13
Class B1	5.296	01-25-35	AA	1,651	1,646,677
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.388	05-25-35	AA	1,956	1,931,531
Mtg Pass Thru Ctf Ser 2006-AR19
Class 1B1 (P)	6.447	08-25-36	AA	1,786	1,834,682

JP Morgan Chase Commercial
Mortgage Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3
Class A4B	4.996	08-15-42	AAA	3,995	3,950,076
Mtg Pass Thru Ctf Ser 2005-LDP4
Class B	5.129	10-15-42	Aa2	2,126	2,108,758
Mtg Pass Thru Ctf Ser 2006-LDP7
Class A4 (P)	6.066	04-15-45	AAA	3,345	3,549,089

JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S2
Class 2A16	6.500	09-25-35	AAA	3,248	3,362,026
Mtg Pass Thru Ctf Ser 2005-S3
Class 2A2	5.500	01-25-21	AAA	4,363	4,357,814

LB-UBS Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-C4
Class A4 (P)	6.098	06-15-38	AAA	3,950	4,196,360

Master Adjustable Rate
Mortgages Trust,
Mtg Pass Thru Ctf Ser 2006-2
Class 4A1 (P)	4.990	02-25-36	AAA	4,732	4,705,560

Merrill Lynch Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CKI1
Class A6 (P)	5.417	11-12-37	AAA	3,685	3,733,821

See notes to financial statements

Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-2
Class A4 (P)	6.105%	06-12-46	AAA	$5,535	$5,874,876
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.414	07-12-46	Aaa	3,880	3,955,774

Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7
Class A4 (L)(P)	5.374	11-14-42	AAA	3,065	3,098,288
Mtg Pass Thru Ctf Ser 2005-IQ10
Class A4A	5.230	09-15-42	AAA	4,520	4,550,375
Mtg Pass Thru Ctf Ser 2006-T23
Class A4	5.983	08-12-41	AAA	3,085	3,262,247

Nomura Asset Acceptance Corp.,
Mtg Pass Thru Ctf Ser 2006-AF1
Class CB1	6.540	06-25-36	AA	1,614	1,665,237
Mtg Pass Thru Ctf Ser 2006-AF2
Class 4A	6.738	08-25-36	AAA	3,869	3,971,555

Provident Funding Mortgage
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.360	05-25-35	AA	1,615	1,582,426

Renaissance Home Equity
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class AF3	4.499	08-25-35	AAA	2,080	2,054,376
Mtg Pass Thru Ctf Ser 2005-2
Class AF4	4.934	08-25-35	AAA	2,365	2,338,471

Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12
Class NB5 (P)	5.994	12-25-35	AAA	3,032	3,092,410

Residential Asset
Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB
Class 2A1	6.500	07-25-36	AAA	4,889	4,955,611

SBA CMBS Trust,
Sub Bond Ser 2005-1A Class B (S)	5.565	11-15-35	Aa2	1,770	1,792,895
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	850	869,582
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	795	817,898
Sub Bond Ser 2006-1A Class H (S)	7.389	11-15-36	Ba3	1,035	1,047,574
Sub Bond Ser 2006-1A Class J (S)	7.825	11-15-36	B1	850	860,160

Sovereign Capital Trust I,
Gtd Cap Security	9.000	04-01-27	BB	3,840	4,006,913

Washington Mutual Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	2,331	2,358,878

Wells Fargo Mortgage Backed
Securities Trust,
Mtg Pass Thru Ctf Ser 2004-7
Class 2A2	5.000	07-25-19	AAA	2,476	2,442,099

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Tobacco 0.16%					$1,560,239

Reynolds American, Inc.,
Sr Sec Note (S)	7.250%	06-01-13	BB	$1,490	1,560,239

Wireless Telecommunication Service 1.62%					16,185,933

America Movil SA de CV,
Sr Note (Mexico)	5.750	01-15-15	BBB	1,860	1,857,485

AT&T Wireless Services , Inc.,
Sr Note	8.125	05-01-12	A	1,430	1,625,452

Citizens Communications Co.,
Sr Note	6.250	01-15-13	BB+	1,805	1,766,644

Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class A	4.643	06-15-35	Aaa	2,050	2,021,656
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	2,525	2,526,094

Embarq Corp.,
Sr Note	7.082	06-01-16	BBB–	2,405	2,490,902

Nextel Partners, Inc.,
Sr Note	8.125	07-01-11	BB–	2,540	2,641,600

Rogers Wireless, Inc.,
Sr Sub Note (Canada)	8.000	12-15-12	B+	1,185	1,256,100

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 0.27%					$2,746,525
(Cost $2,706,000)

Agricultural Products 0.19%					1,906,845

Ocean Spray Cranberries, Inc.,
6.25%, Ser A (S)			BB+	23,000	1,906,845

Reinsurance 0.08%					839,680

Aspen Insurance Holdings, Ltd.,
7.401% (Bermuda)			BBB–	32,800	839,680

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Tranche loans 0.15%					$1,500,000
(Cost $1,500,000)

Diversified Metals & Mining 0.15%					1,500,000

Thompson Creek Metals Co.,
Tranche A (First Lien Note),
9.380%, 11-01-12 (B)			B–	$1,500	1,500,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 38.16%					$381,814,293
(Cost $379,083,998)

Government U.S. 4.80%					48,022,940

United States Treasury,
Bond (L)	6.875%	08-15-25	AAA	$14,190	18,062,323
Bond (L)	4.500	02-15-36	AAA	5,735	5,678,097

See notes to financial statements

Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Government U.S. (continued)

United States Treasury, (continued)
Note (L)	4.625%	11-15-16	AAA	$15,825	$16,032,703
Note (L)	4.250	11-15-13	AAA	8,345	8,249,817

Government U.S. Agency 33.36%					333,791,353

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	51	52,995
30 Yr Adj Rate Pass Thru Ctf (P)	5.280	12-01-35	AAA	8,852	8,717,327
30 Yr Adj Rate Pass Thru Ctf (P)	5.161	11-01-35	AAA	9,252	9,069,923
30 Yr Pass Thru Ctf	6.000	01-01-36	AAA	21,601	21,842,439
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	10,044	9,819,305
30 Yr Pass Thru Ctf	5.000	09-01-35	AAA	1,176	1,149,353
CMO REMIC 2489-PE	6.000	08-15-32	AAA	2,785	2,840,247
CMO REMIC 2640-WA	3.500	03-15-33	AAA	1,251	1,203,505
CMO REMIC 3153-NE	5.500	05-15-34	AAA	5,160	5,171,850
CMO REMIC 3154-PM	5.500	05-15-34	AAA	4,435	4,421,022
CMO REMIC 3184-PD	5.500	07-15-34	AAA	15,145	15,238,496

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	06-01-10	AAA	434	470,198
15 Yr Pass Thru Ctf	7.500	02-01-08	AAA	33	32,814
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	113	115,602
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	574	591,204
15 Yr Pass Thru Ctf	7.000	06-01-17	AAA	148	152,323
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	1,529	1,537,418
15 Yr Pass Thru Ctf	5.500	12-01-20	AAA	10,536	10,596,799
15 Yr Pass Thru Ctf	5.000	05-01-18	AAA	6,962	6,914,518
15 Yr Pass Thru Ctf	5.000	08-01-19	AAA	9,095	9,011,558
15 Yr Pass Thru Ctf	5.000	10-01-19	AAA	7,098	7,041,927
30 Yr Pass Thru Ctf	6.850	07-01-36	AAA	19,283	19,677,162
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	18,991	19,378,829
30 Yr Pass Thru Ctf	6.000	09-01-35	AAA	4,277	4,323,846
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	467	471,727
30 Yr Pass Thru Ctf	6.000	04-01-36	AAA	3,406	3,443,264
30 Yr Pass Thru Ctf	6.000	05-01-36	AAA	14,441	14,597,998
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	40,855	41,299,561
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	10,960	11,079,391
30 Yr Pass Thru Ctf	5.500	05-01-35	AAA	29,797	29,753,054
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	3,739	3,725,023
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	10,221	10,188,836
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	16,090	16,039,841
30 Yr Pass Thru Ctf	5.000	08-01-35	AAA	2,400	2,345,100
30 Yr Pass Thru Ctf	5.000	03-01-36	AAA	5,391	5,267,121
CMO REMIC 2003-33-AC	4.250	03-25-33	AAA	1,012	977,932
CMO REMIC 2003-49-JE	3.000	04-25-33	AAA	2,819	2,549,303
CMO REMIC 2003-58-AD	3.250	07-25-33	AAA	2,773	2,568,227
CMO REMIC 2003-63-PE	3.500	07-25-33	AAA	2,319	2,135,258
CMO REMIC 2006-57-PD	5.500	01-25-35	AAA	5,985	5,980,246
CMO REMIC 2006-64-PC	5.500	10-25-34	AAA	4,520	4,516,358
CMO REMIC 2006-65-HE	5.500	02-25-35	AAA	6,475	6,476,742
CMO REMIC 2006-67-PD	5.500	12-25-34	AAA	4,875	4,879,513

Financing Corp.,
Bond	10.350	08-03-18	Aaa	3,545	5,250,43

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Government U.S. Agency (continued)

Government National
Mortgage Assn.,
30 Yr Pass Thru Ctf	10.500%	01-15-16	AAA	$24	$26,399
30 Yr Pass Thru Ctf	10.000	06-15-20	AAA	28	31,437
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	11	12,635
30 Yr Pass Thru Ctf	9.500	03-15-20	AAA	37	40,110
30 Yr Pass Thru Ctf	9.500	06-15-20	AAA	9	9,652
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	45	49,369
30 Yr Pass Thru Ctf	9.500	05-15-21	AAA	21	23,158
CMO Remic 2003-42-XA	3.750	05-16-33	AAA	723	682,999

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 1.76%					$17,573,000
(Cost $17,573,000)
Joint Repurchase Agreement 1.76%					17,573,000

Investment in a joint repurchase agreement transaction with
UBS AG — Dated 11-30-06, due 12-1-06 (Secured by U.S. Treasury
Inflation Indexed Bonds 2.000%, due 1-15-26 and 3.625%, due
4-15-28 and U.S. Treasury Inflation Indexed Notes 0.875%,
due 4-15-10, 1.875%, due 7-15-15, 2.000%, due 7-15-14,
3.375%, due 1-15-07, 3.375%, due 1-15-12, and 4.250%,
due 1-15-10). Maturity value: $17,575,577			5.280%	$17,573	17,573,000

Total investments (Cost $979,397,463) 99.44%					$994,987,642

Other assets and liabilities, net 0.56%					$5,647,892

Total net assets 100.00%					$1,000,635,534

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $1,500,000 or 0.15% of the Fund’s net assets as of November 30, 2006.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of November 30, 2006.

(N) This security having an aggregate value of $2,059,380 or 0.21% of the Fund’s net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when issued commitments. Accordingly, the market value of $2,096,926 of Federal National Mortgage Association, 5.500%, 5-1-35 has been segregated to cover the when-issued commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on November 30, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $121,610,528 or 12.15% of the Fund’s net assets as of November 30, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Bond Fund

Financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities 11-30-06 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $979,397,463) including $67,345,223 of securities loaned	$994,987,642
Cash	16,600
Receivable for investments sold	9,171,739
Receivable for shares sold	280,219
Interest receivable	9,340,265
Receivable from affiliates	466
Other assets	126,041
Total assets	1,013,922,972

Liabilities

Payable for investments purchased	10,878,724
Payable for shares repurchased	1,117,076
Dividends payable	137,300
Payable to affiliates
Management fees	409,244
Distribution and service fees	70,038
Other	290,331
Other payables and accrued expenses	384,725
Total liabilities	13,287,438

Net assets

Capital paid-in	1,020,596,260
Accumulated net realized loss on investments and financial futures contracts	(34,689,857)
Net unrealized appreciation of investments and financial futures contracts	15,590,179
Distributions in excess of net investment income	(861,048)
Net assets	$1,000,635,534

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($898,498,940 ÷ 60,028,940 shares)	$14.97
Class B ($73,895,381 ÷ 4,937,203 shares)	$14.97
Class C ($23,254,676 ÷ 1,553,660 shares)	$14.97
Class I ($4,214,695 ÷ 281,636 shares)	$14.97
Class R ($771,842 ÷ 51,570 shares)	$14.97

Maximum offering price per share

Class A1 ($14.97 ÷ 95.5%)	$15.68

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 11-30-06 (unaudited).1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Interest	$30,513,116
Dividends	115,033
Securities lending	72,949

Total investment income	30,701,098

Expenses

Investment management fees (Note 2)	2,507,675
Distribution and service fees (Note 2)	1,864,126
Class A, B and C transfer agent fees (Note 2)	898,318
Class I transfer agent fees (Note 2)	1,039
Class R transfer agent fees (Note 2)	2,654
Accounting and legal services fees (Note 2)	71,218
Compliance fees	14,719
Custodian fees	110,690
Printing fees	71,981
Trustees’ fees	40,274
Blue sky fees	39,674
Professional fees	33,026
Interest	6,598
Securities lending fees	2,806
Miscellaneous	28,186

Total expenses	5,692,984
Less expense reductions (Note 2)	(14,129)

Net expenses	5,678,855

Net investment income	25,022,243

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(12,036,902)
Financial futures contracts	789,275

Change in net unrealized appreciation (depreciation) of
Investments	42,677,913
Financial futures contracts	12,416

Net realized and unrealized gain	31,442,702

Increase in net assets from operations	$56,464,945

[1] Semiannual period from 6-1-06 through 11-30-06.

See notes to financial statements

Bond Fund

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

	Year	Period
	ended	ended
	5-31-06	11-30-06[1]

Increase (decrease) in net assets

From operations
Net investment income	$49,345,936	$25,022,243
Net realized loss	(4,753,353)	(11,247,627)
Change in net unrealized appreciation (depreciation)	(49,716,305)	42,690,329

Increase (decrease) in net assets resulting from operations	(5,123,722)	56,464,945

Distributions to shareholders
From net investment income
Class A	(46,118,272)	(23,164,273)
Class B	(4,473,822)	(1,806,176)
Class C	(1,070,734)	(531,779)
Class I	(306,121)	(116,166)
Class R	(18,727)	(18,050)
From capital paid-in
Class A	(482,923)	—
Class B	(46,686)	—
Class C	(12,857)	—
Class I	(2,928)	—
Class R	(409)	—
	(52,533,479)	(25,636,444)
From Fund share transactions	(100,388,082)	(46,593,208)

Net assets

Beginning of period	1,174,445,524	1,016,400,241
End of period[2]	$1,016,400,241	$1,000,635,534

1 Semiannual period from 6-1-06 through 11-30-06. Unaudited.

2 Includes distributions in excess of net investment of $246,847 and $861,048, respectively.

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-02[1,2]	5-31-03	5-31-04	5-31-05	5-31-06	11-30-06[3]

Per share operating performance
Net asset value, beginning of period	$14.69	$14.71	$15.69	$14.98	$15.30	$14.51
Net investment income[4]	0.82	0.72	0.70	0.67	0.68	0.37
Net realized and unrealized
gain (loss) on investments	0.06	1.02	(0.65)	0.38	(0.74)	0.47

Total from investment operations	0.88	1.74	0.05	1.05	(0.06)	0.84

Less distributions
From net investment income	(0.86)	(0.76)	(0.76)	(0.73)	(0.72)	(0.38)
From capital paid-in	—	—	—	—	(0.01)	—
	(0.86)	(0.76)	(0.76)	(0.73)	(0.73)	(0.38)
Net asset value, end of period	$14.71	$15.69	$14.98	$15.30	$14.51	$14.97
Total return[5] (%)	6.10	12.26	0.31	7.11[6]	(0.45)[6]	5.87[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,144	$1,192	$1,047	$1,012	$899	$898
Ratio of net expenses to average
net assets (%)	1.11	1.12	1.09	1.05	1.07	1.06[8]
Ratio of gross expenses to average
net assets (%)	1.11	1.12	1.09	1.06[9]	1.08[9]	1.06[8]
Ratio of net investment income
to average net assets (%)	5.51	4.84	4.55	4.41	4.56	5.06[8]
Portfolio turnover (%)	189	273	241	139	135	59[7]

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-02[1,2]	5-31-03	5-31-04	5-31-05	5-31-06	11-30-06[3]

Per share operating performance
Net asset value, beginning of period	$14.69	$14.71	$15.69	$14.98	$15.30	$14.51
Net investment income[4]	0.72	0.62	0.59	0.57	0.58	0.32
Net realized and unrealized
gain (loss) on investments	0.06	1.02	(0.65)	0.37	(0.74)	0.46
Total from investment operations	0.78	1.64	(0.06)	0.94	(0.16)	0.78
Less distributions
From net investment income	(0.76)	(0.66)	(0.65)	(0.62)	(0.62)	(0.32)
From capital paid-in	—	—	—	—	(0.01)	—
	(0.76)	(0.66)	(0.65)	(0.62)	(0.63)	(0.32)
Net asset value, end of period	$14.71	$15.69	$14.98	$15.30	$14.51	14.97
Total return[5] (%)	5.37	11.48	(0.39)	6.37 [6]	(1.14)[6]	5.51[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$236	$233	$164	$128	$87	$74
Ratio of net expenses to average
net assets (%)	1.81	1.82	1.79	1.75	1.77	1.76[8]
Ratio of gross expenses to average
net assets (%)	1.81	1.82	1.79	1.76[9]	1.78[9]	1.76[8]
Ratio of net investment income
to average net assets (%)	4.81	4.15	3.84	3.70	3.84	4.37[8]
Portfolio turnover (%)	189	273	241	139	135	59[7]

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-02[1,2]	5-31-03	5-31-04	5-31-05	5-31-06	11-30-06[3]

Per share operating performance
Net asset value, beginning of period	$14.69	$14.71	$15.69	$14.98	$15.30	$14.51
Net investment income[4]	0.72	0.62	0.59	0.57	0.58	0.32
Net realized and unrealized
gain (loss) on investments	0.06	1.02	(0.64)	0.37	(0.74)	0.46
Total from investment operations	0.78	1.64	(0.05)	0.94	(0.16)	0.78
Less distributions
From net investment income	(0.76)	(0.66)	(0.66)	(0.62)	(0.62)	(0.32)
From capital paid-in	—	—	—	—	(0.01)	—
	(0.76)	(0.66)	(0.66)	(0.62)	(0.63)	(0.32)
Net asset value, end of period	$14.71	$15.69	$14.98	$15.30	$14.51	$14.97
Total return[5] (%)	5.36	11.48	(0.39)	6.37 [6]	(1.14)[6]	5.50[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$44	$45	$32	$28	$24	$23
Ratio of net expenses to average
net assets (%)	1.81	1.82	1.79	1.75	1.77	1.76[8]
Ratio of gross expenses to average
net assets (%)	1.81	1.82	1.79	1.76 [9]	1.78[9]	1.76[8]
Ratio of net investment income
to average net assets (%)	4.81	4.15	3.84	3.71	3.86	4.36[8]
Portfolio turnover (%)	189	273	241	139	135	59[7]

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	5-31-02[1,2,10]	5-31-03	5-31-04	5-31-05	5-31-06	11-30-06[3]

Per share operating performance
Net asset value, beginning of period	$14.96	$14.71	$15.69	$14.98	$15.30	$14.51
Net investment income[4]	0.66	0.78	0.76	0.73	0.75	0.40
Net realized and unrealized
gain (loss) on investments	(0.21)	1.02	(0.64)	0.38	(0.74)	0.47
Total from investment operations	0.45	1.80	0.12	1.11	0.01	0.87
Less distributions
From net investment income	(0.70)	(0.82)	(0.83)	(0.79)	(0.79)	(0.41)
From capital paid-in	—	—	—	—	(0.01)	—
	(0.70)	(0.82)	(0.83)	(0.79)	(0.80)	(0.41)
Net asset value, end of period	$14.71	$15.69	$14.98	$15.30	$14.51	$14.97
Total return[5] (%)	3.04 [7]	12.71	0.78	7.55	(0.01)	6.10[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[11]	$9	$5	$5	$5	$4
Ratio of net expenses to average
net assets (%)	0.68[8]	0.72	0.63	0.65	0.64	0.63[8]
Ratio of net investment income
to average net assets (%)	5.94[8]	5.23	4.98	4.82	4.99	5.49[8]
Portfolio turnover (%)	189[7]	273	241	139	135	59[7]

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R SHARES

Period ended	5-31-04[10]	5-31-05	5-31-06	11-30-06[3]

Per share operating performance
Net asset value, beginning of period	$14.93	$14.98	$15.30	$14.51
Net investment income[4]	0.54	0.67	0.59	0.33
Net realized and unrealized
gain (loss) on investments	0.10	0.36	(0.75)	0.47

Total from investment operations	0.64	1.03	(0.16)	0.80
Less distributions
From net investment income	(0.59)	(0.71)	(0.62)	(0.34)
From capital paid-in	—	—	(0.01)	—
	(0.59)	(0.71)	(0.63)	(0.34)
Net asset value, end of period	$14.98	$15.30	$14.51	$14.97
Total return[5] (%)	4.30 [7]	7.02	(1.09)	5.57[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[11]	—[11]	$1	$1
Ratio of net expenses to average
net assets (%)	1.38[8]	1.12	1.76	1.64[8]
Ratio of net investment income
to average net assets (%)	4.40[8]	4.44	3.95	4.48[8]
Portfolio turnover (%)	241[7]	139	135	59[7]

1 Audited by previous auditor.

2 As required, effective June 1, 2001 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase (decrease) net realized and unrealized gains (losses) per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 5.81%, 5.11%, 5.09% and 6.24% for Class A, Class B, Class C and Class I shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

3 Semiannual period from 6-1-06 through 11-30-06. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total return would have been lower had certain expenses not been reduced during the period shown.

7 Not annualized.

8 Annualized.

9 Does not take into effect expense reductions during the period shown.

10 Class I and Class R shares began operations on 9-4-01 and 8-5-03, respectively.

11 Less than $500,000.

See notes to financial statements

Bond Fund

Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock Bond Fund (the “Fund”) is a diversified series of John Hancock Sovereign Bond Fund, an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to generate a high level of current income, consistent with prudent investment risk.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund
are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a “when-issued” or “forward commitment” basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution

Bond Fund

and service fees, if any, and transfer agent fees for Class I and Class R shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At November 30, 2006, the Fund loaned securities having a market value of $67,345,223 collateralized by securities in the amount of $69,433,952. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund’s instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as “initial margin,” equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as “variation margin,” are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this “mark to market” are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund’s gains and/or losses can be affected as a result of financial futures contracts.

The Fund had no open financial futures contracts on November 30, 2006.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax

Bond Fund

purposes, the Fund has $13,569,442 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2009 — $13,027,799, May 31, 2010 — $35,777 and May 31, 2014 — $505,866.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may  be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2006, the tax character of distributions paid was as follows: ordinary income $51,987,676 and capital paid-in $545,803. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next $500,000,000 and (d) 0.35% of the Fund’s average daily net asset value in excess of $2,500,000,000.

Bond Fund

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Expenses under the agreements described above for the period ended November 30, 2006 were as follows:

Distribution and
Share class	service fees

Class A	$1,340,780
Class B	402,800
Class C	118,584
Class R	1,962
Total	$1,864,126

Class A shares are assessed up-front sales charges. During the period ended November 30, 2006, JH Funds received net up-front sales charges of $140,733 with regard to sales of Class A shares. Of this amount, $14,981 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $67,475 was paid as sales commissions to unrelated broker-dealers and $58,277 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2006, CDSCs received by JH Funds amounted to $90,269 for Class B shares and $396 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (‘Signature Services”), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer

Bond Fund

agent fee at an annual rate of 0.015% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I average daily net asset value. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class R average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee for Class A, Class B, Class C and Class R shares if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B, Class C and Class R shares was reduced by $14,129 during the period ended November 30, 2006. Signature Services terminated this reimbursement agreement June 30, 2006.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $71,218. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 6,698 Class R shares of beneficial interest of the Fund on November 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset.

The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Bond Fund

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 5-31-06		Period ended 11-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	3,238,500	$48,427,917	1,626,259	$23,872,881
Distributions reinvested	2,606,528	38,922,163	1,305,318	19,194,301
Repurchased	(10,053,324)	(150,082,572)	(4,873,857)	(71,429,165)
Net decrease	(4,208,296)	($62,732,492)	(1,942,280)	($28,361,983)

Class B shares
Sold	445,025	$6,675,996	163,323	$2,398,178
Distributions reinvested	223,855	3,345,898	89,853	1,320,536
Repurchased	(3,032,284)	(45,239,747)	(1,305,705)	(19,153,473)
Net decrease	(2,363,404)	($35,217,853)	(1,052,529)	($15,434,759)

Class C shares
Sold	216,577	$3,229,583	128,160	$1,883,881
Distributions reinvested	55,130	823,338	27,113	398,658
Repurchased	(483,725)	(7,223,363)	(251,816)	(3,705,122)
Net decrease	(212,018)	($3,170,442)	(96,543)	($1,422,583)

Class I shares
Sold	150,674	$2,256,458	66,648	$986,125
Distributions reinvested	18,683	278,345	6,797	99,662
Repurchased	(151,523)	(2,256,531)	(168,432)	(2,448,654)
Net increase (decrease)	17,834	$278,272	(94,987)	($1,362,867)

Class R shares
Sold	50,922	$757,098	18,680	$274,673
Distributions reinvested	791	11,695	1,045	15,369
Repurchased	(21,056)	(314,360)	(20,429)	(301,058)
Net increase (decrease)	30,657	$454,433	(704)	($11,016)

Net decrease	(6,735,227)	($100,388,082)	(3,187,043)	($46,593,208)

1 Semiannual period from 6-1-06 through 11-30-06. Unaudited.

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2006, aggregated $402,399,757 and $379,193,338, respectively.

Purchases and proceeds from sales or maturities of obligations of U.S. government aggregated $179,091,336 and $271,593,090, respectively, during the period ended November 30, 2006.

The cost of investments owned on November 30, 2006, including short-term investments, for federal income tax purposes, was $981,109,417. Gross unrealized appreciation and depreciation of investments aggregated $19,296,230 and $5,418,005, respectively, resulting in net unrealized appreciation of $13,878,225. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums and accretion of discounts on debt securities.

Bond Fund

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Bond Fund

The Investment Company Act of 1940 (the “1940 Act”), requires the Board of Trustees (the “Board”) of John Hancock Sovereign Bond Fund (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with MFC Global Investment Management (U.S.), LLC (the “Subadviser”) for the John Hancock Bond Fund (the “Fund”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial  results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Aggregate Bond Index. The Board noted that the Fund’s performance during the one-, five- and 10-year periods was lower than the performance of its benchmark index, but was higher than the performance of the Peer Group and Category medians. The Board viewed favorably that the performance of the Fund for the three-year period was higher than the median of its Category and Peer Group, and its benchmark index.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median of the Peer Group and was not appreciably higher than the Category median.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate  into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of its Peer Group and Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year.

In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Chief Compliance Officer	The Bank of New York
James R. Boyle†	Gordon M. Shone	One Wall Street
James F. Carlin	Treasurer	New York, NY 10286
Richard P. Chapman, Jr.*	John G. Vrysen
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805	Boston, MA 02217-1000

†Non-Independent Trustee	Subadviser	Legal counsel
	MFC Global Investment	Kirkpatrick & Lockhart
Officers	Management (U.S.), LLC	Preston Gates Ellis LLP
Keith F. Hartstein	101 Huntington Avenue	1 Lincoln Street
President and	Boston, MA 02199	Boston, MA 02110-2950
Chief Executive Officer
Thomas M. Kinzler	Principal distributor
Secretary and	John Hancock Funds, LLC
Chief Legal Officer	601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Bond Fund.

210SA 11/06
1/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, November 30, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 26, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: January 26, 2007